Common Shares and Warrants	12 Months Ended
Aug. 31, 2021
Common Shares and Warrants
11. Common Shares and Warrants

11. Common Shares and Warrants

Fiscal 2021 Activity

On January 11, 2021, the Company filed an amendment and restatement of its articles of incorporation to effectuate a 1-for-30 reverse stock split of the issued and outstanding share of common stock of the Company.

During the year ended August 31, 2021, the Company closed an underwritten public offering for an aggregate total of 2,102,856 units priced at $5.25. Each unit consists of one common share and one share purchase warrant entitling the holder to acquire one common share, for a period of five years, at $6.58 per share. The Company paid fees of $1,568,499 and issued 227,161 broker warrants with a term of 24 months, each exercisable into one common share at $6.58 per share. The net proceeds of the offering were $9,471,497 after deducting underwriters discount, fees and expenses.

During the year ended August 31, 2021, the Company issued 610,189 common shares on the exercise of warrants for proceeds of $4,015,043.

During the year ended August 31, 2021, the Company granted 300,000 warrants with an exercise price of $9.00 pursuant to consulting agreements. Using the Black-Scholes pricing model, the warrants were valued at $785,895 and were recorded as a consulting expense. Subsequent to the grant, 200,000 warrants were repriced at $7.00.

A summary of share issuances for the year ended August 31, 2021, is presented below:

Type of Issuance	Number of Shares	Total Value $
Warrant exercise	610,189	4,015,043
Private placement (1)	2,102,856	11,039,996
Per agreements(2)	12,178	85,000
	2,725,223	15,140,039

(1) Fees of $1,568,499 were paid for total net receipt of $9,471,497.

(2) The Company awarded restricted common shares as required by consulting contracts.

Fiscal 2020 Activity

During the year ended August 31, 2020, the Company closed two tranches of a non-brokered private placement for an aggregate total of 60,792 units priced at $13.50 each. Each unit consisted of one common share and one share purchase warrant. Each warrant shall entitle the holder to acquire one common share of the Company for a period of two years at a price of $24.00 per Share until the first anniversary of issuance, and thereafter at a price of $36.00 until the second anniversary of issuance. The Company paid $3,938 in fees and issued 292 broker warrants having a term of 24 months. Each warrant is exercisable into one common share at $24.00 until the first anniversary of issuance, and thereafter at $36.00 until the second anniversary of issuance. The fair value of these broker warrants was determined to be $1,850, which was recorded as a share issuance cost within additional paid in capital for a net effect of $Nil.

The Company also issued an aggregate of 294,540 units at $6.90, in two tranches, for gross proceeds of $2,039,229. Each unit consisted of one common share and one full warrant. The warrants are exercisable on issuance at $10.50 with 267,608 expiring May 6, 2025, and 21,637 expiring on May 11, 2025. Pursuant to the agent agreement $151,623 and 21,637 broker warrants with a price of $10.50, expiring May 6, 2025, were paid. The broker warrants were valued at $128,329 and recorded as a share issue cost within additional paid in capital for a net effect of $Nil. The Company paid related legal fees on the offering of $65,600.

Presented below is a summary of options exercised, share issuance and as per agreement requirements for the year ended August 31, 2020:

Type of Issuance	Number of Shares	Total Value $
Warrants exercised	-	-
Options exercised	7,333	30,030
Private placement (1)	356,332	2,859,916
Per agreements(2)	11,574	100,000
	375,239	2,989,946

(1) Total fees of $221,889 were paid for total net receipt of $2,638,025.

(2) The Company awarded the restricted common shares as required by consulting contracts.

In the year ended August 31, 2020, the Company granted a total of 16,667 warrants at $9.00 pursuant to a consulting agreement valued at $98,081, recorded as a consulting expense and recognized a total of $168,833 in consulting expense as per vesting requirements for warrants granted to consultants during the year ended August 31, 2020.

Presented below is a continuity schedule for warrants:

	Number of Warrants	Weighted Average Exercise Price $
Balance August 31, 2019	94,177	41.50
Cancelled/Expired	(25,000)	45.00
Issued	402,431	12.74
Balance August 31, 2020	471,608	16.77
Cancelled/Expired	(44,161)	67.50
Exercised	(610,189)	6.58
Issued	2,630,017	6.58
Balance August 31, 2021	2,447,275	8.00

The fair value of share purchase warrants granted as compensation units, and compensatory warrants, was estimated as of the date of the grant by using the Black-Scholes option pricing model with the following assumptions:

	August 31 2021	August 31 2020
Expected volatility	103%	91%-94%
Risk-free interest rate	0.16%	0.36%-2.87%
Expected life	3 years	2 – 5 years
Dividend yield	0%	0%
Estimated fair value per warrant	$6.51	$8.40 – $16.20

Presented below is a summary of warrants outstanding as of August 31, 2021:

Number of Warrants	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price $
61,090	0.20 – 3.25 years	36.00
7,500	1.18 years	24.00
317,190	3.68 – 3.70 years	10.50
116,667	2.62 – 3.54 years	9.00
200,000	2.62 years	7.00
1,719,828	4.38 years	6.58
25,000	0.11 years	4.20
2,447,275	3.98 years	8.00